Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in component of other comprehensive income related to retirement plan and post-retirement benefit plan
The following table details the change in the components of other comprehensive (loss) income related to the retirement plan and the postretirement benefit plan, at December 31, 2015 and 2014, respectively:

(dollars in thousands)	December 31, 2015
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(109)	(602)	(711)
Amortization of net actuarial (loss) gain	(210)	140	(70)
Amortization of prior service cost (credit)	-	(90)	(90)
Total	$(319)	(552)	(871)

	December 31, 2014
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$5,337	3,030	8,367
Amortization of net actuarial gain (loss)	-	297	297
Amortization of prior service credit	-	(199)	(199)
Total	$5,337	3,128	8,465

Asset allocation of pension and postretirement benefit plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2015	2014	2015	2014
Debt Securities	32%	32	25	33
Equity Securities	60	63	60	65
Other	8	5	15	2
Total	100%	100	100	100

Fair value of plan assets by type of financial instrument and level hierarchy
The fair value of the plan assets at December 31, 2015 and 2014, by asset category, is as follows:

Retirement Plan		Fair Value Measurements at December 31, 2015 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$3,182	3,182	-	-
Equity mutual funds	25,352	25,352	-	-
U.S. government sponsored enterprises	5,779	-	5,779	-
Corporate bonds	6,771	-	6,771	-
Fixed income mutual funds	593	593	-	-

Total Plan Assets	$41,677	29,127	12,550	-

Postretirement Benefits		Fair Value Measurements at December 31, 2015 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,832	2,832	-	-
Equity mutual funds	11,513	11,513	-	-
U.S. government sponsored enterprises	1,843	-	1,843	-
Corporate bonds	1,074	-	1,074	-
State and political subdivisions	1,976	-	1,976	-

Total Plan Assets	$19,238	14,345	4,893	-

Retirement Plan		Fair Value Measurements at December 31, 2014 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,043	2,043	-	-
Equity mutual funds	27,149	27,149	-	-
U.S. government sponsored enterprises	6,691	-	6,691	-
Corporate bonds	6,502	-	6,502	-
Fixed income mutual funds	608	608	-	-

Total Plan Assets	$42,993	29,800	13,193	-

Postretirement Benefits		Fair Value Measurements at December 31, 2014 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$285	285	-	-
Equity mutual funds	12,583	12,583	-	-
U.S. government sponsored enterprises	2,342	-	2,342	-
Corporate bonds	1,520	-	1,520	-
State and political subdivisions	2,555	-	2,555	-

Total Plan Assets	$19,285	12,868	6,417	-

Summary of the status of stock option plans
A summary of the status of TrustCo’s stock option plans as of December 31, 2015 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2015	2,693,050	$8.27
New options awarded - 2015	168,250	6.43
Expired options - 2015	(501,500)	12.15
Options forfeited-2015	(6,000)	7.78
Exercised options - 2015	(28,829)	5.15
Balance, December 31, 2015	2,324,971	$7.34	5.1 years

	Exercisable Options

Balance, December 31, 2015	1,642,373	$7.73	3.8 years

Assumptions used to determine the fair value of options granted
The assumptions used to determine the fair value of options granted during 2015, 2014 and 2013 are detailed in the table below:

	2015		2014		2013
	Employees' Plan		Employees' Plan		Employees' Plan
Expected dividend yield	4.09%		3.64%		3.72%
Risk-free interest rate	1.74		1.74		1.45
Expected volatility rate	26.20		21.62		25.83
Expected lives	5.0	years	5.0	years	5.0	years

Restricted share units	Restricted share units
Outstanding Units

Balance, December 31, 2014	202,400
New awards granted	68,300
Forfeited awards	(4,500)
Awards settled	(81,000)
Balance, December 31, 2015	185,200

Performance share units	Performance share units
Outstanding Units

Balance, December 31, 2014	229,500
New awards granted	84,200
Awards settled	-
Balance, December 31, 2015	313,700

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2015 and 2014:

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2015	2014
Projected benefit obligation at beginning of year	$33,662	27,822
Service cost	60	58
Interest cost	1,329	1,374
Benefits paid	(1,676)	(1,751)
Net actuarial (gain) loss	(2,486)	6,159
Projected benefit obligation at end of year	$30,889	33,662

Change in plan assets and reconciliation of funded status
Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2015	2014
Fair Value of plan assets at beginning of year	$42,993	39,419
Actual gain on plan assets	360	3,325
Company contributions	-	2,000
Benefits paid	(1,676)	(1,751)
Fair value of plan assets at end of year	41,677	42,993

Funded status at end of year	$10,788	9,331

Amounts recognized in accumulated other comprehensive income	Amounts recognized in accumulated other comprehensive income (pre-tax) consist of the following as of:
	December 31,
	2015	2014
Net actuarial loss	$5,830	6,150

Components of net periodic pension income and other amounts recognized in other comprehensive income
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income:

(dollars in thousands)	For the years ended
	December 31,
	2015	2014	2013
Service cost	$60	58	69
Interest cost	1,329	1,374	1,273
Expected return on plan assets	(2,735)	(2,504)	(2,190)
Amortization of net loss	210	-	516
Net periodic pension credit	(1,136)	(1,072)	(332)

Amortization of net loss	(210)	-	(516)

Net actuarial (gain) / loss included in other comprehensive income	(109)	5,337	(8,156)

	(319)	5,337	(8,672)
Total recognized in net periodic benefit (credit) cost and other comprehensive income	$(1,455)	4,265	(9,004)

Estimated future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2016	$1,738
2017	1,754
2018	1,788
2019	1,829
2020	1,867
2021 - 2025	9,554

Assumptions used to determine benefit obligation and net periodic expense
The assumptions used to determine benefit obligations at December 31 of the following years are as follows:

	2015	2014	2013
Discount rate	4.55%	4.03	5.08

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2015	2014	2013
Discount rate	4.03%	5.08	4.07
Expected long-term rate of return on assets	6.50	6.50	6.50

Post-Retirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2015 and 2014:

Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2015	2014
Accumulated benefit obligation at beginning of year	$6,455	2,513
Service cost	165	100
Interest cost	268	217
Plan amendments	-	1,811
Benefits paid	(85)	(83)
Net actuarial (gain) loss	(1,369)	1,897
Accumulated benefit obligation at end of year	$5,434	6,455

Change in plan assets and reconciliation of funded status
Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2015	2014
Fair value of plan assets at beginning of year	$19,285	17,935
Actual gain on plan assets	(47)	1,350
Company contributions	85	83
Benefits paid	(85)	(83)
Fair value of plan assets at end of year	19,238	19,285

Funded status at end of year	$13,804	12,830

Amounts recognized in accumulated other comprehensive income
Amounts recognized in accumulated other comprehensive income consist of the following as of:	December 31,
	2015	2014
Net actuarial gain	$(3,890)	(3,429)
Prior service credit	(1,457)	(1,367)
Total	$(5,347)	(4,796)

Components of net periodic pension income and other amounts recognized in other comprehensive income
Components of Net Periodic Benefit Credit and Other Amounts Recognized in Other Comprehensive Income:

	For the years ended December 31,
(dollars in thousands)	2015	2014	2013
Service cost	$165	$100	50
Interest cost	268	217	101
Expected return on plan assets	(722)	(672)	(495)
Amortization of net actuarial gain	(140)	(297)	(49)
Amortization of prior service cost (credit)	90	199	(262)
Net periodic benefit credit	(339)	(453)	(655)

Net (gain) loss	(602)	1,219	(2,868)
Prior service cost	-	1,811	465
Amortization of prior service cost	(90)	(199)	262
Amortization of net gain	140	297	49
Total amount recognized in other comprehensive income	(552)	3,128	(2,092)

Total amount recognized in net periodic benefit cost and other comprehensive income	$(891)	$2,675	(2,747)

Estimated future benefit payments	The following benefit payments are expected to be paid:
(dollars in thousands) Year	Postretirement Benefits

2016	$87
2017	91
2018	103
2019	117
2020	130
2021 - 2025	989

Assumptions used to determine benefit obligation and net periodic expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2015	2014	2013
Discount rate	4.55%	4.03	5.08

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2015	2014	2013
Discount rate	4.03%	5.08	4.07
Expected long-term rate of return on assets, net of tax	3.75	3.75	3.30